Variable Interest Entities ("VIEs")	9 Months Ended
Sep. 30, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities ("VIES")	VARIABLE INTEREST ENTITIES (“VIEs”)
12.1 Lessor VIEs

As of September 30, 2023, we leased one (December 31, 2022: one) vessel from a VIE as part of a sale and leaseback agreement.

As discussed in note 11, during the nine months ended September 30, 2022, the CoolCo Disposal resulted in the disposal of our subsidiaries, including the disponent owners of seven vessels that were subject to these sale and leaseback agreements (Golar Seal, Golar Crystal, Golar Bear, Golar Glacier, Golar Snow, Golar Ice and Golar Kelvin). Consequently, this resulted in the deconsolidation of the lessor VIEs associated with the seven vessels.

Our continuing lessor VIE as of September 30, 2023, is with a China State Shipbuilding Corporation entity (“CSSC entity”). The CSSC entity is a wholly-owned, special purpose vehicle. In this transaction, we sold our vessel, the FLNG Hilli and then subsequently leased back the vessel on a bareboat charter for an initial term of ten years. In June 2023, we entered into the fourth side letter to FLNG Hilli’s sale and leaseback facility which amended the reference rate to a Secured Overnight Financing Rate (“SOFR”) from London Interbank Offered Rate (“LIBOR”), reduced the margin and extended the tenor of the facility by 5 years to 2033. These amendments did not impact our total bareboat obligations. We still have options to repurchase the vessel at a fixed predetermined amount during its charter period and an obligation to repurchase the vessel at the end of the vessel’s lease period.

A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charter with the lessor VIE as of September 30, 2023, is shown below:

(in thousands of $)	2023 (1)	2024	2025	2026	2027	2028+
Hilli (2)	22,203	86,923	83,683	80,444	77,297	352,267
(1) For the three months ending December 31, 2023.

(2) The payment obligations above include variable rental payments due under the lease based on an assumed SOFR plus margin.

The assets and liabilities of the lessor VIE that most significantly impact our unaudited consolidated balance sheet as of September 30, 2023 and December 31, 2022, are as follows:

(in thousands of $)	September 30, 2023	December 31, 2022
Assets
Restricted cash and short-term deposits	18,539	21,691

Liabilities
Debt:
Current portion of long-term debt and short-term debt (1)	(305,708)	(337,547)
Long-term debt (1)	(108,658)	(156,563)
	(414,366)	(494,110)
(1) Where applicable, these balances are net of deferred finance charges.
The most significant impact of the lessor VIE’s operations on our unaudited consolidated statements of operations and unaudited consolidated statements of cash flows for the nine months ended September 30, 2023 and 2022 are as follows:

(in thousands of $)	2023	2022
Continuing operations
Statement of operations
Interest expense	8,419	5,280

Statement of cash flows
Net debt repayments	(76,952)	(80,492)

(in thousands of $)	2023	2022
Net debt receipts	—	2,287
Financing costs paid	(3,158)	—

Discontinued operations
Statement of operations
Interest expense	—	3,814

12.2    Golar Hilli LLC

Hilli LLC owns Golar Hilli Corp. (“Hilli Corp”), the disponent owner of FLNG Hilli. The ownership interests in Hilli LLC are represented by three classes of units: the Hilli Common Units, the Series A Special Units and the Series B Special Units. In July 2018, we and affiliates of Seatrium Limited (“Seatrium”, formerly known as Keppel Shipyard Limited) and Black & Veatch Corporation (“B&V”) completed the sale of 1,230 Hilli Common Units to our former affiliate, Golar Partners. We are the managing member of Hilli LLC and are responsible for all operational, management and administrative decisions relating to Hilli LLC’s business. We have retained sole control over the most significant activities and the greatest exposure to variability in residual returns and expected losses from the FLNG Hilli and, as a result, we concluded that Hilli LLC is a VIE, that we are the primary beneficiary and that we consolidate both Hilli LLC and Hilli Corp. The ownership interests in Hilli LLC held by Seatrium, B&V and Golar Partners were considered non-controlling interests. The July 2018 disposal of the non-controlling interests in Hilli LLC represented a decrease in our ownership interest in Hilli LLC while control is retained and this disposal was considered an equity transaction. In April 2021, we sold Golar Partners to NFE, which included its 1,230 Hilli Common Units.

On March 15, 2023, we repurchased the 1,230 Hilli Common Units, held by Golar Partners from NFE in exchange for payment of $100.0 million cash, our 4.1 million NFE Shares with a fair value of $116.9 million and our assumption of distribution rights to these 1,230 Hilli Common Units for the period from January 1 to March 15, 2023 (which NFE waived) with a fair value of $3.9 million (the “Hilli Buyback”).

The Hilli Buyback is a reacquisition of a non-controlling interest in Hilli LLC, a consolidated VIE. We reconsidered whether Hilli LLC is a VIE and concluded that following the Hilli Buyback, we continue to have a variable interest in Hilli LLC, Hilli LLC remains a VIE, we remain the primary beneficiary and continue to consolidate Hilli LLC. The Hilli Buyback represents an increase in our ownership interest in Hilli LLC while control is retained and this reacquisition is considered an equity transaction. A loss of $251.2 million for the Hilli Buyback is recorded in equity.
Following the completion of the Hilli Buyback , the ownership structure of Hilli LLC is as follows:

	Percentage ownership interest
	Hilli Common Units	Series A Special Units	Series B Special Units
Golar LNG Limited	94.6%	89.1%	89.1%
Seatrium	5.0%	10.0%	10.0%
B&V	0.4%	0.9%	0.9%

Summarized financial information of Hilli LLC

The assets and liabilities of Hilli LLC (1) that most significantly impact our unaudited consolidated balance sheets are as follows:

(in thousands of $)	September 30, 2023	December 31, 2022
Balance sheet
Current assets	64,305	105,738
Non-current assets	1,330,540	1,481,722
Current liabilities	(377,165)	(381,131)
Non-current liabilities	(144,243)	(240,146)
(1) Balances are inclusive of the Hilli Lessor VIE.

The most significant impact of the lessor VIE’s operations on our unaudited consolidated statements of operations and unaudited consolidated statements of cash flows for the nine months ended September 30, 2023 and 2022 are as follows:

(in thousands of $)	2023	2022
Statement of operations
Liquefaction services revenue	172,985	178,314
Realized and unrealized (loss)/gain on oil and gas derivative instruments	(11,362)	516,668

Statement of changes in equity
Additional paid-in capital	(251,249)	—
Non-controlling interest	34,309	—

Statement of cash flows
Reacquisition of common units in Hilli LLC	(100,047)	—
Net debt repayments	(76,952)	(80,492)
Net debt receipts	—	2,287
Financing costs paid	(3,158)	—
Cash dividends paid	(19,913)	(39,293)

12.3    Gimi MS Corporation

Following the closing of the sale of 30% of the common shares of Gimi MS Corporation (“Gimi MS”) to First FLNG Holdings in April 2019, we have determined that (i) Gimi MS is a VIE and (ii) we are the primary beneficiary and retain sole control over the most significant activities and the greatest exposure to variability in residual returns and expected losses from the Gimi. Thus, Gimi MS continues to be consolidated into our financial statements.

Summarized financial information of Gimi MS

The assets and liabilities of Gimi MS that most significantly impact our unaudited consolidated balance sheets are as follows:

(in thousands of $)	September 30, 2023	December 31, 2022
Balance sheet
Current assets	70,528	12,460
Non-current assets	1,451,811	1,195,725
Current liabilities	(46,307)	(10,666)
Non-current liabilities	(599,607)	(516,298)

The most significant impact of Gimi MS VIE’s operations on our unaudited consolidated statements of cash flows for the nine months ended September 30, 2023 and 2022 are as follows:

	Nine months ended September 30,
(in thousands of $)	2023	2022
Statement of cash flows
Additions to asset under development	179,538	220,354
Capitalized financing costs	(1,492)	(2,748)
Net debt receipts	95,000	125,000
Proceeds from subscription of equity interest	51,106	26,903